RELATED PARTY TRANSACTIONS (Details Narrative) ¥ in Millions	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Transaction [Line Items]
Debt maturity date description	mature on various dates from July 17, 2025 to October 31, 2027
Related Company Owned By Mr Lin [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 2,100,000		¥ 15	$ 1,300,000	¥ 10
Ownership percentage	100.00%		100.00%
Debt instrument term	12 months
Debt interest rate	4.75%
Debt maturity date description	April 15, 2026 and May 31, 2026
Taoping Alliance Companies [Member] | Taoping New Media Co., Ltd [Member]
Related Party Transaction [Line Items]
Ownership percentage	5.00%		5.00%
Taoping Alliance Companies [Member]
Related Party Transaction [Line Items]
Revenue from related parties		$ 134,000
Taoping Affiliate Customers [Member] | System Maintenance Service [Member]
Related Party Transaction [Line Items]
Other revenue related party	1,400	$ 1,000
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	2,300,000			1,700,000
Mr. Jianghuai Lin [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 200,000			$ 400,000
Debt maturity date	Dec. 31, 2025